Finance income (expense) (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income (expense)
Interest received	$ 206	$ 75	$ 10
Other interest, net and banking fees	(31)	(27)	(26)
Finance income (expense) (paid) received	$ 175	$ 48	$ (16)